Loss Per Share (Details) - Schedule of warrant - shares	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants shares	1,903,370	3,033,370
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants shares	1,903,370	3,033,370